ORGANIZATION (Details) € in Thousands, $ in Thousands					1 Months Ended				6 Months Ended
	Dec. 01, 2020 USD ($)	Dec. 01, 2020 EUR (€)	Nov. 07, 2019 USD ($)	Jul. 03, 2019 USD ($)	Oct. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 EUR (€)	Jul. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 EUR (€)	Dec. 31, 2018 USD ($)
Working capital									$ 17,657				$ 27,627
Shareholders deficit									(46,267)		$ (31,420)		(35,685)			$ (34,856)
Net profit (loss)									$ (10,098)		$ (657)
Line of credit, expiration									Oct. 31, 2021	Oct. 31, 2021
Line of credit, borrowing capacity									$ 13,453				10,000	$ 17,936
Increase (decrease) in cumulative revenues									(38,366)
Payroll assistance recorded as accrued expenses									24,049				20,662
Government assistance recorded as prepaid expenses and other current assets									13,100				$ 4,783
ABC Technologies B.V. [Member] | Investor [Member] | Series A Preferred Stock [Member]
Value of preferred shares issued			$ 20,000	$ 60,000
Subscription price of preferred shares represents percentage of outstanding share capital			7.401%	24.00%
Subscription price of preferred shares represents percentage of fully-diluted share captial			7.143%	23.077%
Amount retain for sale proceeds for general working captial				$ 20,000
Amount transferred to parent company				$ 40,000
Majority Shareholder [Member] | Convertible Notes Payable [Member]
Repayments of convertible loans								$ 30,000
Subsequent Event [Member] | Majority Shareholder [Member] | Loan and Convertible Notes Payable [Member]
Extention date of loan					Jan. 01, 2022
Subsequent Event [Member] | Maximum [Member] | Majority Shareholder [Member]
Debt to related parties					$ 3,000
American subsidiary [Member]
Payroll support amount									13,680
Amount received of payrolll support									6,840
Payroll amount recorded as reduce of expense									2,492
Payroll assistance recorded as accrued expenses									$ 4,358
American subsidiary [Member] | Subsequent Event [Member]
Amount received of payrolll support	$ 13,680
The Netherlands [Member]
Line of credit, expiration									Mar. 31, 2021	Mar. 31, 2021
Governmental assistance amount									$ 7,633
Government assistance recorded as reduce of expense									7,692
Government assistance recorded as prepaid expenses and other current assets									$ 58
Payment date of wage taxes, social security payments and VAT									Jun. 30, 2021	Jun. 30, 2021
Payments for wage taxes, social security and VAT									$ 13,038
The Netherlands [Member] | Maximum [Member]
Governmental assistance amount									9,541
The Netherlands [Member] | Subsequent Event [Member]
Governmental assistance amount						$ 12,730
Amount received of government assistance	$ 10,184
Germany [Member]
Payments for wage taxes, social security and VAT									$ 17,489
Payroll support, percentage									60.00%	60.00%
Euro Member Countries, Euro [Member]
Line of credit, borrowing capacity | €												€ 12,000			€ 16,000
Euro Member Countries, Euro [Member] | The Netherlands [Member]
Line of credit, borrowing capacity | €												12,000
Governmental assistance amount | €										€ 6,809
Government assistance recorded as reduce of expense | €										6,861
Government assistance recorded as prepaid expenses and other current assets | €												€ 52
Payments for wage taxes, social security and VAT | €										11,630
Euro Member Countries, Euro [Member] | The Netherlands [Member] | Maximum [Member]
Governmental assistance amount | €										8,511
Euro Member Countries, Euro [Member] | The Netherlands [Member] | Subsequent Event [Member]
Governmental assistance amount | €							€ 10,575
Amount received of government assistance | €		€ 8,460
Euro Member Countries, Euro [Member] | Germany [Member]
Payments for wage taxes, social security and VAT | €										€ 15,600